Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Amendment Description	Registrant is filing this amendment to its Form N‑CSR for the annual period ended September 30, 2025 originally filed with the Securities and Exchange Commission on November 26, 2025 (Accession Number 0001192135‑25‑298793). The sole purpose of this amendment is to include the PwC Change in Accountant notice for Item 19(a)(5). Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N‑CSR filing.
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000212937 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class R6
Trading Symbol	FIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class R6) returned 9.38% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:
•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:
•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Class R6) – including sales charge	9.38%	15.71%	9.49%
Macquarie Opportunity Fund (Class R6) – excluding sales charge	9.38%	15.71%	9.49%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 525,685,272
Holdings Count | Holding	93	[1]
Advisory Fees Paid, Amount	$ 3,542,843
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
Material Fund Change Strategies [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Material Fund Change Risks Change [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000212938 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Institutional Class
Trading Symbol	FIVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Institutional Class) returned 9.32% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:
•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:
•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Institutional Class) – including sales charge	9.32%	15.59%	9.38%
Macquarie Opportunity Fund (Institutional Class) – excluding sales charge	9.32%	15.59%	9.38%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 525,685,272
Holdings Count | Holding	93	[2]
Advisory Fees Paid, Amount	$ 3,542,843
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
Material Fund Change Strategies [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Material Fund Change Risks Change [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000240404 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class R
Trading Symbol	FIZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.36%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class R) returned 8.74% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:
•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:
•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R's inception), through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	Since inception (2/28/23)
Macquarie Opportunity Fund (Class R) – including sales charge	8.74%	11.59%
Macquarie Opportunity Fund (Class R) – excluding sales charge	8.74%	11.59%
Russell 3000 Index	17.41%	22.99%
Russell Midcap Value Index	7.58%	11.77%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 525,685,272
Holdings Count | Holding	93	[3]
Advisory Fees Paid, Amount	$ 3,542,843
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
Material Fund Change Strategies [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Material Fund Change Risks Change [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000240403 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class C
Trading Symbol	FIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.86%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class C) returned 8.21% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:
•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:
•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class C's inception), through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	Since inception (2/28/23)
Macquarie Opportunity Fund (Class C) – including sales charge	7.23%	11.04%
Macquarie Opportunity Fund (Class C) – excluding sales charge	8.21%	11.04%
Russell 3000 Index	17.41%	22.99%
Russell Midcap Value Index	7.58%	11.77%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 525,685,272
Holdings Count | Holding	93	[4]
Advisory Fees Paid, Amount	$ 3,542,843
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
Material Fund Change Strategies [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Material Fund Change Risks Change [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000212936 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class A
Trading Symbol	FIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Opportunity Fund (Class A) returned 9.02% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 3000® Index, the Fund’s broad-based securities market index, returned 17.41%, while the Russell Midcap® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 7.58%.
Top contributors to performance:
•	Holdings in the industrials sector outperformed the benchmark, specifically positions in the machinery and building products industries.
•	Holdings in electric utilities benefited from an increased demand for power generation.
•	Strong stock selection, in addition to an underweight allocation to companies in the healthcare sector, contributed to the Fund’s performance.
Top detractors from performance:
•	Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed the benchmark.
•	Investments in the oil, gas, and consumable fuels industry underperformed.
•	Stock selection in the transportation sector detracted from performance, as the Fund’s holding in the passenger airlines and ground transportation industries underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Opportunity Fund (Class A) – including sales charge	2.74%	13.91%	8.41%
Macquarie Opportunity Fund (Class A) – excluding sales charge	9.02%	15.27%	9.06%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 525,685,272
Holdings Count | Holding	93	[5]
Advisory Fees Paid, Amount	$ 3,542,843
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$525,685,272
Total number of portfolio holdings*	93
Total advisory fees paid (during reporting period)	$3,542,843
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.41%
Financials	19.56%
Consumer Discretionary	8.84%
Utilities	8.58%
Information Technology	8.05%
Real Estate	7.29%
Materials	6.94%
Energy	6.57%
Healthcare	5.66%
Consumer Staples	3.21%
Communication Services	2.05%

Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Raymond James Financial	1.84%
ITT	1.61%
Xcel Energy	1.61%
Webster Financial	1.59%
Vulcan Materials	1.58%
CACI International Class A	1.56%
L3Harris Technologies	1.49%
Oshkosh	1.47%
CMS Energy	1.45%
TD SYNNEX	1.42%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Opportunity Fund to Macquarie Opportunity Fund.
Material Fund Change Strategies [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Material Fund Change Risks Change [Text Block]
During the reporting period, the Fund deleted language in the principal investment strategies and principal investment risks sections related to the Fund investing in active or passive exchange-traded funds.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000212968 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Class A
Trading Symbol	FGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Class A) returned 18.76% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:
•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:
•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Class A) – including sales charge	11.93%	15.84%	10.65%
Macquarie Growth and Income Fund (Class A) – excluding sales charge	18.76%	17.22%	11.31%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,508,559,121
Holdings Count | Holding	52	[6]
Advisory Fees Paid, Amount	$ 8,526,295
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000212967 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Institutional Class
Trading Symbol	FGIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Institutional Class) returned 19.09% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:
•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:
•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Institutional Class) – including sales charge	19.09%	17.52%	11.64%
Macquarie Growth and Income Fund (Institutional Class) – excluding sales charge	19.09%	17.52%	11.64%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,508,559,121
Holdings Count | Holding	52	[7]
Advisory Fees Paid, Amount	$ 8,526,295
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000212969 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Class R6
Trading Symbol	FGIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Macquarie Growth and Income Fund (Class R6) returned 19.14% (excluding sales charge) for the 12 months ended September 30, 2025. During the same period, the Russell 1000® Index, the Fund’s broad-based securities market index, returned 17.75%, while the Russell 1000® Value Index, the Fund’s narrowly based securities market index (benchmark), returned 9.44%.
Top contributors to performance:
•	At a stock level, overweight positions relative to the benchmark in McKesson Corp. and Philip Morris International Inc., which outperformed.
•	An underweight position in UnitedHealth Group Inc., which underperformed.
•	At a sector level, an overweight allocation to the healthcare and information technology sectors, which outperformed.
•	An underweight allocation to the consumer staples sector, which underperformed.
Top detractors from performance:
•	At a stock level, overweight positions relative to the benchmark in Merck & Co. Inc., The Cigna Group, and United Parcel Services Inc., which underperformed.
•	An underweight position in JPMorgan Chase & Co., which outperformed.
•	At a sector level, an underweight allocation to industrials, which underperformed.
•	An overweight allocation to energy, which underperformed.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2015, through September 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2025)	1 year	5 year	10 year
Macquarie Growth and Income Fund (Class R6) – including sales charge	19.14%	17.60%	11.71%
Macquarie Growth and Income Fund (Class R6) – excluding sales charge	19.14%	17.60%	11.71%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 29, 2025
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,508,559,121
Holdings Count | Holding	52	[8]
Advisory Fees Paid, Amount	$ 8,526,295
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,508,559,121
Total number of portfolio holdings*	52
Total advisory fees paid (during reporting period)	$8,526,295
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.66%
Healthcare	18.32%
Communication Services	12.35%
Information Technology	12.22%
Consumer Discretionary	8.08%
Industrials	7.29%
Energy	6.39%
Consumer Staples	5.76%
Utilities	0.16%

Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.67%
Exxon Mobil	4.64%
Citigroup	4.21%
CVS Health	3.71%
Philip Morris International	3.66%
Gilead Sciences	3.45%
McKesson	3.27%
Popular	3.15%
Wells Fargo & Co.	2.97%
Micron Technology	2.93%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.69% (excluding certain items).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Growth and Income Fund to Macquarie Growth and Income Fund.
Material Fund Change Expenses [Text Block]	Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.69% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.
[8]	Excludes cash and cash equivalents.